Production, Operating and Transportation and Selling, General, and Administrative Expenses - Selling, general and administrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Employee costs(1)	$ 443	$ 450
Stock-based compensation expense (recovery)(2)	16	(2)
Contract services	128	133
Equipment rentals and leases	16	11
Maintenance and other	142	101
Total selling, general and administrative expenses	$ 745	$ 693